                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

 /s/ John D. Doyle, Jr.        Lynchburg, VA                10/25/06
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:         78
                                        ----------
Form 13F Information Table Value Total:    150,854
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                         Title of              Value   Shrs or                 Investment Voting  Authority
Name of Issuer            Class      CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
--------------           --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ADM                      common    039483102     558    14,739                    Sole     14,739
Abbott Labs              common    002824100   1,802    37,101                    Sole     37,101
Air Products & Chemicals common    009158106   3,840    57,850                    Sole     57,850
Altria Group             common    02209S103     769    10,049                    Sole     10,049
Amgen                    common    031162100   2,435    34,039                    Sold     34,039
Amsouth Bancorp          common    032165102     489    16,825                    Sole     16,825
A T & T                  common    00206R102     953    29,282                    Sole     29,282
Baker Hughes             common    057224107     402     5,900                    Sole      5,900
Bank of America          common    060505104   8,007   149,471                    Sole    149,471
BB&T                     common    054937107   3,044    69,526                    Sole     69,526
Barr Labs                common    068306109   1,247    24,000                    Sole     24,000
Bell South               common    079860102     740    17,318                    Sole     17,318
BHP Billiton             common    088606108   1,032    27,250                    Sole     27,250
Biomet                   common    090613100     442    13,725                    Sole     13,725
Boeing                   common    097023105   1,027    13,025                    Sole     13,025
BP                       common    055622104   1,798    27,414                    Sole     27,414
Chesapeake Energy        common    165167107   1,636    56,450                    Sole     56,450
ChevronTexaco            common    166764100   1,061    16,351                    Sole     16,351
Citigroup                common    172967101     209     4,200                    Sole      4,200
Coca-Cola                common    191216100     557    12,461                    Sole     12,461
Commerce Bancorp         common    200519106     630    17,154                    Sole     17,154
Conoco Phillips          common    20825C104   4,652    78,152                    Sole     78,152
Consolidated Edison      common    209115104     208     4,500                    Sole      4,500
CSX                      common    126408103     226     6,881                    Sole      6,881
Dominion Resources       common    25746U109   1,537    20,093                    Sole     20,093
Dow Chemical             common    260543103     396    10,150                    Sole     10,150
EMC Corp                 common    268648102     572    47,750                    Sole     47,750
Exxon- Mobil             common    30231G102  12,124   180,681                    Sole    180,681
Fedex Corp               common    31428X106   3,773    34,716                    Sole     34,716
First Horizon Natl Bk    common    320517105     241     6,350                    Sole      6,350
Fortune Brands           common    349631101   1,470    19,575                    Sole     19,575
Gabelli Equity Trust     common    362397101     184    21,000                    Sole     21,000
GE                       common    369604103   7,266   205,846                    Sole    205,846
Health Care REIT         common    42217K106     832    20,784                    Sole     20,784
Hershey Company          common    654106103   2,369    44,325                    Sole     44,325
Ingersoll Rand           preferred G4776G101   4,072   107,205                    Sole    107,205
Intel                    common    458140100     492    23,927                    Sole     23,927
International Bus. Mach. common    459200101     490     5,975                    Sole      5,975
ishares MSCI EAFE Index  common    464287465   2,366    34,925                    Sole     34,925
ishares MSCI Pac Japan   common    464286665     230     2,075                    Sole      2,075

                       Title of             Value   Shrs or                 Investment Voting  Authority
Name of Issuer          Class     CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
--------------         -------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ITT Industries          common  450911102    1,345   26,225                    Sole     26,225
Johnson & Johnson       common  478160104    6,172   95,049                    Sole     95,049
JP Morgan Chase         common  46625H100    2,428   51,700                    Sole     51,700
Kimberly Clark          common  494368103      291    4,450                    Sole      4,450
Lincoln Natl Corp       common  534187109      371    5,975                    Sole      5,975
Lowes                   common  548661107    1,430   50,958                    Sole     50,958
3M                      common  604059105    4,393   59,030                    Sole     59,030
Medtronic               common  585055106    2,035   43,810                    Sole     43,810
Met Life                common  59156R108    1,239   21,867                    Sole     21,867
Modine                  common  607828100      272   11,175                    Sole     11,175
Motorola                common  620076109    1,624   64,975                    Sole     64,975
National Fuel Gas       common  636180101      774   21,300                    Sole     21,300
Nike Inc                common  654106103    1,222   13,950                    Sole     13,950
Norfolk Southern        common  655844108    1,626   36,918                    Sole     36,918
Norvartis ADR           common  66987V109      846   14,475                    Sole     14,475
Nuveen Municipal Value  common  670928100      369   36,510                    Sole     36,510
PepsiCo                 common  713448108    4,801   73,565                    Sole     73,565
Pfizer                  common  717081103      213    7,500                    Sole      7,500
Plum Creek Timber       common  729251108    1,216   35,711                    Sole     35,711
Procter & Gamble        common  742718109    9,157  147,734                    Sole    147,734
Progress Energy         common  743263105    1,006   22,175                    Sole     22,175
Public Ser Enterp       common  744573106      210    3,424                    Sole      3,424
Royal Bk of Canada      common  780087102      289    6,500                    Sole      6,500
SPDR Tr I Unit Ser 1    common  78462F103      881    6,592                    Sole      6,592
SunTrust Bank           common  867914103    1,777   22,997                    Sole     22,997
Target Corp             common  87612E106    1,166   21,100                    Sole     21,100
Texas Instruments       common  882508104    1,763   53,025                    Sole     53,025
US Bancorp              common  902973304    2,993   90,085                    Sole     90,085
United Dominion Realty  common  910197102      272    9,000                    Sole      9,000
United Technologies     common  913017109    6,187   97,657                    Sole     97,657
Valero Energy           common  91913Y100      732   14,225                    Sole     14,225
Verizon                 common  92343V104    3,189   85,880                    Sole     85,880
Wachovia                common  929771103    8,045  144,170                    Sole    144,170
Walgreen                common  931422109    2,950   66,455                    Sole     66,455
Wash RE Invest          common  939653101      261    6,550                    Sole      6,550
Wellpoint Inc           common  94973V107      375    4,865                    Sole      4,865
Wyeth                   common  983024100      427    8,400                    Sole      8,400
Yahoo                   common  984332106      329   13,000                    Sole     13,000
                                           -------
                                           150,854